Changes in Carrying Amount of Intangible Assets (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset carrying amount, beginning balance			$ 14,524,500	$ 11,791,500	$ 11,791,500	$ 3,498,500
Intangible asset carrying amount, business acquisition					2,733,000	8,293,000
Intangible asset carrying amount, ending balance	14,524,500.00		14,524,500.00		14,524,500	11,791,500
Intangible asset accumulated amortization, beginning balance			(3,385,879)	(1,520,642)	(1,520,642)	(739,072)
Intangible asset, accumulated amortization			(1,542,704)		(1,865,237)	(781,570)
Intangible asset accumulated amortization, ending balance	(4,928,583)		(4,928,583)		(3,385,879)	(1,520,642)
Intangible asset beginning balance, net			11,138,621	10,270,858	10,270,858	2,759,428
Intangible asset business acquisition, net					2,733,000	8,293,000
Intangible asset amortization, net	(514,969)	(556,816)	(1,542,704)	(1,453,777)	(1,865,237)	(781,570)
Intangible asset ending balance, net	$ 9,595,917		$ 9,595,917		$ 11,138,621	$ 10,270,858